Summary of Short Term Debt and Weighted Average Annual Interest Rates (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 04, 2015	Apr. 02, 2015	Dec. 31, 2014
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	$ 350
$750 million Commercial Paper Program [Member]
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	$ 750	$ 750
Weighted average annual interest rate	0.45%			0.00%
$600 million Commercial Paper Program [Member]
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt				$ 600
Weighted average annual interest rate	0.00%			0.20%
Revolving Credit Facility [Member]
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt			$ 750	$ 600
Revolving Credit Facility [Member] | Line of Credit [Member]
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	$ 400			$ 400
Weighted average annual interest rate	0.00%			1.57%
Interest rate terms	Variable